Average Annual Total Returns - Thrivent Core International Equity Fund	None 1 Year	None SinceInception(11/14/2017)	None (after taxes on distributions) 1 Year	None (after taxes on distributions) SinceInception(11/14/2017)	None (after taxes on distributions and redemptions) 1 Year	None (after taxes on distributions and redemptions) SinceInception(11/14/2017)	MSCI World Ex-USA Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Ex-USA Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) SinceInception(11/14/2017)
Total	2.93%	2.51%	2.12%	1.42%	1.87%	1.54%	7.59%	5.21%